Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS
6.           GOODWILL AND INTANGIBLE ASSETS

Goodwill
	Tropical	RM Engineering	ADEX	TNS	EFRS	AW Solutions	Total
Balance December 31, 2010	$-	$-	$-	$-	$-	$-	$-

Acquisitions	174,746	169,240	-	-	-	-	343,986
Balance December 31, 2011	174,746	169,240	-	-	-	-	343,986

Acquisitions	-	-	10,474,212	4,002,654	5,741,128		20,217,994
Balance December 31, 2012	174,746	169,240	10,474,212	4,002,654	5,741,128		20,561,980
Acquisitions	-	-	-	-	-	4,057,477	4,057,477
Balance June 30, 2013 (unaudited)	$174,746	$169,240	$10,474,212	$4,002,654	$5,741,128	$4,057,477	$24,619,457

The following table summarizes the Company's intangible assets as of June 30, 2013, December 31, 2012 and 2011:

		June 30, 2013 (unaudited)			December 31, 2012			December 31, 2011
	Estimated	Gross			Gross			Gross
	Useful	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Life	Amount	Amortization	Value	Amount	Amortization	Value	Amount	Amortization	Value
Customer relationship and lists	10 yrs	$9,090,049	$(567,294)	$8,522,755	$5,709,049	$(208,623)	$5,500,426	$614,108	$-	$614,108
Non-compete agreements	2-3 yrs	570,638	(76,186)	494,452	199,638	(18,991)	180,647	3,921	-	3,921
URL's	Indefinite	10,208	-	10,208	10,208	-	10,208	5,104	-	5,104
Tradenames	Indefinite	4,298,562	-	4,298,562	3,414,562	-	3,414,562	178,998	-	178,998

Total purchased intangible assets		$13,969,457	$(643,480)	$13,325,977	$9,333,457	$(227,614)	$9,105,843	$802,131	$-	$802,131

Amortization expense related to the purchased intangible assets was $415,866 and $31,044 for the six months ended June 30, 2013 and 2012, respectively, and $235,091 and $0 for the years ended December 31, 2012 and 2011, respectively.

The estimated future amortization expense for the years ending December 31 is as follows:

as of December 31, 2012	Total
2013	$578,502
2014	576,799
2015	565,822
2016	532,350
2017	518,199
Thereafter	2,909,402
Total	$5,681,074